GMO Emerging Markets ex-China Fund Expense Example - GMO Emerging Markets ex-China Fund	Feb. 28, 2025 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,715
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,639
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,593
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,568
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,334
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,715
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	$ 1,848